As filed with the Securities and Exchange Commission on September 28, 2026

Securities Act File No. 333-295756
Investment Company Act File No. 814-01383

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment No. 2 Post-Effective Amendment No.	☒ ☒ ☐
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No.	☒ ☐

CHICAGO ATLANTIC BDC, INC.
(Exact Name of Registrant as Specified in Its Charter)

600 Madison Avenue, Suite 1800
New York, NY 10022
(312) 625-9295
(Address, Including Zip Code, and Telephone Number, Including Area Code, of Registrant’s Principal Executive Offices)

Peter Sack
Scott Gordon
Umesh Mahajan
Chicago Atlantic BDC, Inc.
600 Madison Avenue, Suite 1800
New York, NY 10022
(312) 625-9295
(Name, Address, Including Zip Code, and Telephone Number, Including Area Code, of Agent For Service)

Copies to:

Owen J. Pinkerton, Esq.
Eversheds Sutherland (US) LLP
700 Sixth Street, NW, Suite 700
Washington, DC 20001
Tel: (202) 383-0262

Approximate date of proposed public offering:

From time to time after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.
☒
Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☒	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.
☐
Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐
Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):
☐	when declared effective pursuant to section 8(c)
If appropriate, check the following box:
☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].
☐
This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

☐
This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

☐
This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

Check each box that properly characterizes the Registrant:
☐	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).
☒	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).
☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).
☒	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☒	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).
☐
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☐	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 (File No 333-295756) of Chicago Atlantic BDC, Inc. (the “Registration Statement”) is to update certain exhibits. Accordingly, this Pre-Effective Amendment No. 2 consists only of the facing page, this explanatory note and Part C of the Registration Statement setting forth the exhibits to the Registration Statement. This Pre-Effective Amendment No. 2 does not modify any other part of the Registration Statement. The prospectus and financial statements are unchanged, have been omitted, and are incorporated by reference.

Chicago Atlantic BDC, Inc.

PART C

Other Information

Item 25.
Financial Statements and Exhibits

(1)
Financial Statements

The report of BDO USA P.C., our independent registered public accounting firm, dated March 19, 2026, the financial statements as of December 31, 2025 and 2024 and for each of the three years in the period ended December 31, 2025, and management’s assessment of the effectiveness of internal control over financial reporting (which is included in Management’s Report on Internal Control Over Financial Reporting) as of December 31, 2025, have been incorporated by reference in this registration statement in “Part A - Information Required in a Prospectus.”

(2)
Exhibits

a.1.
Articles of Amendment and Restatement (incorporated by reference to Exhibit 3.1 to the Registrant’s Annual Report on Form 10-K/A (File No. 814-01383) filed on June 30, 2022)

a.2.
Articles of Amendment (incorporated by reference to Exhibit 3.2 to the Registrant’s Quarterly Report on Form 10-Q (File No. 814-01383) filed on November 8, 2024)

b.
Second Amended and Restated Bylaws (incorporated by reference to Exhibit 3.3 to the Registrant’s Current Report on Form 8-K (File No. 814-01383) filed on December 19, 2025)

c.
Not Applicable

d.1.
Form of Indenture**

d.2.
Statement of Eligibility of Trustee on Form T-1**

e.
Not Applicable

f.
Not Applicable

g.
Investment Advisory Agreement by and between the Registrant and the Adviser (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K (File No. 814-01383) filed on October 7, 2024)

h.1.
Form of Underwriting Agreement for Equity Securities**

h.2.
Form of Underwriting Agreement for Debt Securities**

i.
Not Applicable

j.1.
Custody Agreement, by and between the Registrant and Western Alliance Trust Company, N.A., as custodian (incorporated by reference to Exhibit 10.2 to the Registrant’s Current Report on Form 8-K (File No. 814-01383) filed on February 18, 2025)

j.2.
Custody Agreement, by and between the Registrant and Western Alliance Bank, as custodian (incorporated by reference to Exhibit 10.3 to the Registrant’s Current Report on Form 8-K (File No. 814-01383) filed on February 18, 2025)

k.1.
Administration Agreement by and between the Registrant and the Adviser (incorporated by reference to Exhibit 10.4 to the Registrant’s Annual Report on Form 10-K/A (File No. 814-01383) filed on June 30, 2022)

k.2.
License Agreement by and between the Registrant and the Adviser (incorporated by reference to Exhibit 10.2 to the Registrant’s Current Report on Form 8-K (File No. 814-01383) filed on October 7, 2024)

k.3.
Services Agreement by and among SS&C Technologies, Inc., ALPS Fund Services, Inc., the Adviser, and the Registrant (incorporated by reference to Exhibit 10.6 to the Registrant’s Annual Report on Form 10-K/A (File No. 814-01383) filed on June 30, 2022)

k.4.
Senior Secured Revolving Credit Agreement, dated as of February 11, 2025, among the Company, as borrower, the lenders and the issuing banks party thereto from time to time, and Western Alliance Trust Company, N.A., as administrative agent (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K (File No. 814-01383) filed on February 18, 2025)

l.
Opinion and Consent of Baker, Donelson, Bearman, Caldwell & Berkowitz, PC*

m.
Not Applicable

n.1.
Consent of BDO USA, P.C.*

n.2.
Powers of Attorney (incorporated by reference to Exhibit (n.2) to the Registrant’s Registration Statement on Form N-2 (File No. 333-295756) filed on May 11, 2026)

o.
Not Applicable

p.
Not Applicable

q.
Not Applicable

r.1.
Code of Ethics of the Registrant (incorporated by reference to Exhibit 14.1 to the Registrant’s Annual Report on Form 10-K (File No. 814-01383) filed on March 19, 2026)

r.2.
Code of Ethics of the Adviser (incorporated by reference to Exhibit 14.1 to the Registrant’s Annual Report on Form 10-K (File No. 814-01383) filed on March 19, 2026)

s.
Calculation of Filing Fee Table (incorporated by reference to Exhibit (s) to the Registrant’s Registration Statement on Form N-2 (File No. 333-295756) filed on May 11, 2026)

*
Filed herewith.

**
To be filed either by amendment or as an exhibit to a report filed under the Securities Exchange Act of 1934 and incorporated herein by reference.

Item 26.
Marketing Arrangements

The information contained under the heading “Plan of Distribution” in this Registration Statement is incorporated herein by reference.

Item 27.
Other Expenses of Issuance and Distribution

U.S. Securities and Exchange Commission registration fee	$69,050
FINRA filing fee(1)	$—
NASDAQ listing fee(1)	$—
Printing expenses(1)	$—
Legal fees and expenses(1)	$—
Accounting fees and expenses(1)	$—
Miscellaneous fees and expenses(1)	$—
Total	$—

(1)
These fees will be calculated based on the securities offered and the number of issuances and accordingly, cannot be estimated at this time. These fees, if any, will be reflected in the applicable prospectus supplement.

Item 28.
Persons Controlled by or Under Common Control

The information incorporated by reference under the headings “The Company,” “Management,” “Certain Relationships and Related Party Transactions” and “Control Persons and Principal Shareholders” in this Registration Statement is incorporated herein by reference.

Item 29.
Number of Holders of Securities

The following table sets forth the approximate number of record holders of each class of our securities as of September 25, 2026.

Title of Class	Number of Record Holders
Common Stock	100

Item 30.
Indemnification

Maryland law permits a Maryland corporation to include in its charter a provision eliminating the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment and that is material to the cause of action. Our charter contains such a provision that eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.

Maryland law requires a corporation (unless its charter provides otherwise, which our charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. Under Maryland law, a Maryland corporation may not indemnify a director or officer in a suit by the corporation or in its right in which the director or officer was adjudged liable to the corporation or in a suit in which the director or officer was adjudged liable on the basis that a personal benefit was improperly received. Nevertheless, a court may order indemnification if it determines that the director or officer is fairly and reasonably entitled to indemnification, even though the director or officer did not meet the prescribed standard of conduct or was adjudged liable on the basis that personal benefit was improperly received. However, indemnification for an adverse judgment in a suit by the corporation or in its right, or for a judgment of liability on the basis that a personal benefit was improperly received, is limited to expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer in advance of final disposition of a proceeding upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

Our charter obligates us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer and at our request, serves or has served another corporation, partnership, joint venture, trust, limited liability company, employee benefit plan or other enterprise as a director, officer, partner, trustee, employee, or agent, who is made, or threatened to be made, a party to, or witness in, a proceeding by reason of his or her service in such capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as such, and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. Our bylaws permit us to indemnify and advance expenses to employees and agents who are not officers or directors to the extent permissible under the MGCL and the 1940 Act and as may be determined by the Board. In accordance with the 1940 Act, we will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Investment Advisory Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, the Adviser and its officers, managers, partners, members (and their members, including the owners of their members), agents, employees, controlling persons and any other person or entity affiliated with it are entitled to indemnification from us for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of the Adviser’s services under the Investment Advisory Agreement or otherwise as our investment adviser.

The Administration Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, the Adviser and its officers, managers, partners, members (and their members, including the owners of their members), agents, employees, controlling persons and any other person or entity affiliated with it are entitled to indemnification from us for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of the Adviser’s services under the Administration Agreement or otherwise as our administrator.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of us pursuant to the foregoing provisions, or otherwise, we have been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by us of expenses incurred or paid by a director, officer or controlling person of us in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, we will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

We have entered into indemnification agreements with our directors. The indemnification agreements are intended to provide our directors the maximum indemnification permitted under Maryland law and the 1940 Act. Each indemnification agreement provides that we shall indemnify the director who is a party to the agreement (an “Indemnitee”), including the advancement of legal expenses, if, by reason of his or her corporate status, the Indemnitee is, or is threatened to be, made a party to or a witness in any threatened, pending, or completed proceeding, to the maximum extent permitted by Maryland law and the 1940 Act.

Item 31.
Business and Other Connections of Investment Adviser

A description of any other business, profession, vocation, or employment of a substantial nature in which the Adviser, and each director, executive officer or partner of the Adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in this Registration Statement in the sections entitled “The Company” and “Management.” Additional information regarding the Adviser and its officers is set forth in its Form ADV, filed with the SEC (SEC File No. 801-120486), and is incorporated herein by reference.

Item 32.
Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of:

(1) the Registrant, 600 Madison Avenue, Suite 1800, New York, NY 10022;

(2) the Transfer Agent, Continental Stock Transfer & Trust Company, 1 State St., 30th Floor, New York, NY 10004;

(3) the Custodians, Western Alliance Trust Company, N.A., One East Washington Street, Ste 1400, Phoenix, AZ 85004, and Western Alliance Bank, One East Washington Street, Phoenix, AZ 85004;

(4) the Adviser, 600 Madison Avenue, Suite 1800, New York, NY 10022; and

(5) the Sub-Administrator, SS&C Technologies, Inc., 50 Milk Street, Boston, MA 02110.

Item 33.
Management Services

Not Applicable

Item 34.
Undertakings

(1)
Not Applicable

(2)
Not Applicable

(3)
Registrant undertakes:

(a)
to file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

(1)
to include any prospectus required by Section 10(a)(3) of the Securities Act;

(2)
to reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Filing Fee Tables” in the effective registration statement; and

(3)
to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

Provided, however, that paragraphs (a)(1), (a)(2), and (a)(3) of this section do not apply if the information required to be included in a post-effective amendment by those paragraphs is contained in reports filed with or furnished to the SEC by the Registrant pursuant to Section 13 or Section 15(d) of the Exchange Act that are incorporated by reference into the registration statement, or is contained in a form of prospectus filed pursuant to Rule 424(b) that is part of the registration statement.

(b)
that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c)
to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d)
that, for the purpose of determining liability under the Securities Act to any purchaser:

(1)
if the Registrant is relying on Rule 430B:

(A)
Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B)
Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(2)
if the Registrant is subject to Rule 430C: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e)
that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1)
any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(2)
free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrant;

(3)
the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4)
any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

(4)
Not Applicable

(5)
The undersigned Registrant hereby undertakes that, for purposes of determining any liability under the Securities Act, each filing of the Registrant’s annual report pursuant to Section 13(a) or Section 15(d) of the Exchange Act that is incorporated by reference into the registration statement shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(6)
Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

(7)
Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 28th day of September, 2026.

CHICAGO ATLANTIC BDC, INC.

By:	/s/ Peter Sack
	Name:	Peter Sack
	Title:	Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on September 28, 2026.

Name	Title

/s/ Scott Gordon	Director, Executive Chairman of the
Scott Gordon	Board of Directors, and Co-Chief Investment Officer

/s/ Michael W. Chorske *	Director
Michael W. Chorske

/s/ Americo Da Corte *
Americo Da Corte	Director

/s/ Supurna VedBrat*
Supurna VedBrat	Director

/s/ Tracey Brophy Warson *
Tracey Brophy Warson	Director

/s/ Peter Sack	Chief Executive Officer
Peter Sack	(Principal Executive Officer)

/s/ Thomas Geoffroy	Interim Chief Financial Officer
Thomas Geoffroy	(Principal Financial Officer)

/s/ Gianni Fazio	Chief Accounting Officer
Gianni Fazio

*By:	/s/ Peter Sack
Peter Sack
**Attorney-in-Fact

**
Signed by Peter Sack pursuant to a power of attorney signed by each individual and filed herewith.